OTHER ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Collaborative arrangements (note 15)	$ 955	$ 1,497
Debt issuance costs	796	1,253
Other	261	263
Other assets	$ 2,012	$ 3,013